Leases - Summary Of Components Of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Fixed lease cost	$ 763	$ 278
Short-term lease cost	13	35
Total operating lease cost	$ 776	$ 313